Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	₩ 2,198,221	₩ 2,075,637
Present value adjustment	155,444	202,734
Present value of minimum lease payment	2,042,777	1,872,903
Less than 1 year [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	898,235	654,159
Present value adjustment	95,269	82,286
Present value of minimum lease payment	802,966	571,873
1~2 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	458,736	477,216
Present value adjustment	28,398	55,860
Present value of minimum lease payment	430,338	421,356
2~3 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	359,893	379,998
Present value adjustment	19,220	36,353
Present value of minimum lease payment	340,673	343,645
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	324,331	312,014
Present value adjustment	6,155	20,816
Present value of minimum lease payment	318,176	291,198
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	155,615	250,568
Present value adjustment	6,399	7,415
Present value of minimum lease payment	149,216	243,153
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	1,411	1,682
Present value adjustment	3	4
Present value of minimum lease payment	₩ 1,408	₩ 1,678